SHARE BASED PAYMENTS - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted (in shares)	182,805	182,805
Share-based compensation arrangement by share-based payment award, options, outstanding, weighted average exercise price	$ 23.75
Options exercised, intrinsic value		$ 242	$ 7,300	$ 1,600
Compensation expense not yet recognized, amount		$ 800
Compensation expense not yet recognized, period for recognition		2 years 6 months
Stock compensation expense		$ 200	$ 1,100	$ 1,700
Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted (in shares)	82,724
Chief financial officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted (in shares)	61,043
Executive Officer and Chief Financial Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award maximum annual gain multiplicative factor		200.00%
Year 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, outstanding, weighted average exercise price		$ 23.75
Year 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, outstanding, weighted average exercise price		23.75
Year 3
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, outstanding, weighted average exercise price		$ 23.75
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Terms of Award	five-year
Options granted, vesting period	3 years
Stock compensation expense		$ 100
Options | Year 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted, vesting period	1 year
Stock option annual vesting percentage (in percent)	33.00%
Options | Year 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted, vesting period	2 years
Stock option annual vesting percentage (in percent)	33.00%
Options | Year 3
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted, vesting period	3 years